Income taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Expected income tax expense (recovery) at Canadian statutory rate	$ (22,562)	$ 21,387	$ (6,119)	$ 14,769
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(6,562)	(6,948)	(19,039)	(21,885)
Adjustments from investments carried at fair value	17,216	(5,088)	18,229	(955)
Non-controlling interests share of income	4,587	4,012	15,640	16,327
Acquisition related state deferred tax adjustments	0	0	7,600	0
Tax credits	(11,992)	(14,934)	(22,023)	(26,519)
Amortization and settlement of excess deferred income tax	(2,296)	(2,384)	(6,329)	(7,000)
Other	(1,210)	(240)	(1,326)	(570)
Total	$ (22,819)	$ (4,195)	$ (13,367)	$ (25,833)